Pension and Postretirement Benefit Plans and Defined Contribution Plans	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Benefit Plans and Defined Contribution Plans

11. Pension and Postretirement Benefit Plans and Defined Contribution Plans

The majority of our employees worldwide are covered by defined benefit pension plans, defined contribution plans or both. In the U.S., we have both qualified and supplemental (non-qualified) defined benefit plans. A qualified plan meets the requirements of certain sections of the Internal Revenue Code, and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees with restrictions on discriminating in favor of highly compensated employees with regard to coverage, benefits and contributions. A supplemental (non-qualified) plan provides additional benefits to certain employees. In addition, we provide medical and life insurance benefits to certain retirees and their eligible dependents through our postretirement plans. In 2009, we assumed all of Wyeth’s defined benefit obligations and related plan assets for qualified and non-qualified pension plans and postretirement plans in connection with our acquisition of Wyeth (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

Beginning on January 1, 2011, for employees hired in the U.S. and Puerto Rico after December 31, 2010, we no longer offer a defined benefit plan and, instead, offer an enhanced benefit under our defined eligible contribution plan. In addition to the standard matching contribution by the Company, the enhanced benefit provides an automatic Company contribution for such eligible employees based on age and years of service.

A.	Components of Net Periodic Benefit Costs and Other Amounts Recognized in Other Comprehensive (Income)/Loss

The annual cost and other amounts recognized in other comprehensive (income)/loss for our benefit plans follow:

	YEAR ENDED DECEMBER 31,
	PENSION PLANS
	U.S. QUALIFIED(c)			U.S. SUPPLEMENTAL (NON-QUALIFIED)(d)			INTERNATIONAL(e)			POSTRETIREMENT PLANS(f)
(MILLIONS OF DOLLARS)	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost(a)	$ 351	$347	$ 252	$ 36	$ 28	$ 24	$251	$230	$ 188	$ 68	$ 79	$ 39
Interest cost(a)	734	740	526	72	77	53	453	427	342	195	211	145
Expected return on plan assets(a)	(871)	(782)	(527)	—	—	—	(448)	(434)	(375)	(35)	(31)	(26)
Amortization of:
Actuarial losses	145	151	212	36	29	31	86	67	30	17	15	18
Prior service (credits)/costs	(8)	2	2	(3)	(2)	(2)	(5)	(4)	(3)	(53)	(38)	(3)
Curtailments and settlements—net	95	(52)	110	23	1	(2)	3	(3)	3	(68)	(23)	(3)
Special termination benefits	23	73	61	26	180	137	4	6	8	3	19	24
Net periodic benefit costs	469	479	636	190	313	241	344	289	193	127	232	194
Other changes recognized in other comprehensive (income)/loss(b)	1,879	260	(783)	36	117	(23)	(365)	152	1,004	421	(183)	(122)
Total recognized in net periodic benefit costs and other comprehensive (income)/loss	$2,348	$739	$(147)	$226	$430	$218	$(21)	$441	$1,197	$ 548	$ 49	$ 72

(a)

The acquisition of Wyeth during fourth quarter 2009 contributed to the increase in certain components of net periodic benefit costs, such as service cost and interest cost, which was largely offset by higher expected returns on plan assets during 2010 from the inclusion of Wyeth plan assets. Further declines in interest rates during 2011 resulted in service costs continuing to increase on an overall basis. The decrease in 2011 postretirement plans’ service and interest costs is largely driven by the harmonization of the Wyeth plans.

(b)	For details, see Note 6. Other Comprehensive Income/(Loss).
(c)

2011 vs. 2010 – The decrease in the U.S. qualified pension plans’ net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts. 2010 vs. 2009 – The decrease in the U.S. qualified pension plans’ net periodic benefit costs was largely driven by curtailment gains and lower settlement charges associated with Wyeth-related restructuring initiatives.

(d)

2011 vs. 2010 – The decrease in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives. 2010 vs. 2009 – The increase in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by special termination benefits recognized for certain executives as part of ongoing Wyeth-related restructuring initiatives.

(e)

2011 vs. 2010 and 2010 vs. 2009 – The increase in the international plans’ net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.

(f)

2011 vs. 2010 – The decrease in the postretirement plans’ net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010. 2010 vs. 2009 – The increase postretirement plans’ net periodic benefit costs was due to the Wyeth acquisition, offset partially by the postretirement harmonization program.

The amounts in Accumulated other comprehensive income/(loss) expected to be amortized into 2012 net periodic benefit costs follow:

	PENSION PLANS
(MILLIONS OF DOLLARS)	U.S. QUALIFIED	U.S. SUPPLEMENTAL (NON-QUALIFIED)	INTERNATIONAL	POSTRETIREMENT PLANS
Actuarial losses	$(320)	$(44)	$(69)	$(33)
Prior service credits and other	15	3	7	50
Total	$(305)	$(41)	$(62)	$17

B.	Actuarial Assumptions

The weighted-average actuarial assumptions of our benefit plans follow:

(PERCENTAGES)	2011	2010	2009
Weighted-average assumptions used to determine benefit obligations:
Discount rate:
U.S. qualified pension plans	5.1%	5.9%	6.3%
U.S. non-qualified pension plans	5.0	5.8	6.2
International pension plans	4.7	4.8	5.1
Postretirement plans	4.8	5.6	6.0
Rate of compensation increase:
U.S. qualified pension plans	3.5	4.0	4.0
U.S. non-qualified pension plans	3.5	4.0	4.0
International pension plans	3.3	3.5	3.6
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate:
U.S. qualified pension plans	5.9	6.3	6.4
U.S. non-qualified pension plans	5.8	6.2	6.4
International pension plans	4.8	5.1	5.6
Postretirement plans	5.6	6.0	6.4
Expected return on plan assets:
U.S. qualified pension plans	8.5	8.5	8.5
International pension plans	6.0	6.4	6.7
Postretirement plans	8.5	8.5	8.5
Rate of compensation increase:
U.S. qualified pension plans	4.0	4.0	4.3
U.S. non-qualified pension plans	4.0	4.0	4.3
International pension plans	3.5	3.6	3.2

The assumptions above are used to develop the benefit obligations at fiscal year-end and to develop the net periodic benefit cost for the subsequent fiscal year. Therefore, the assumptions used to determine net periodic benefit cost for each year are established at the end of each previous year, while the assumptions used to determine benefit obligations are established at each year-end.

The net periodic benefit cost and the benefit obligations are based on actuarial assumptions that are reviewed on an annual basis. We revise these assumptions based on an annual evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing retirement benefits.

The expected rates of return on plan assets for our U.S. qualified, international and postretirement plans represent our long-term assessment of return expectations, which we may change based on shifts in economic and financial market conditions. The 2011 expected rates of return for these plans reflect our long-term outlook for a globally diversified portfolio, which is influenced by a combination of return expectations for individual asset classes, actual historical experience and our diversified investment strategy. The historical returns are one of the inputs used to provide context for the development of our expectations for future returns. Using this information, we develop ranges of returns for each asset class and a weighted-average expected return for our targeted portfolio, which includes the impact of portfolio diversification and active portfolio management.

The healthcare cost trend rate assumptions for our U.S. postretirement benefit plans follow:

	0000000000000	0000000000000
	2011	2010
Healthcare cost trend rate assumed for next year	7.8%	8.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2027	2027

A one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits would have the following effects as of December 31, 2011:

	0000000000	0000000000
(MILLIONS OF DOLLARS)	INCREASE	DECREASE
Effect on total service and interest cost components	$ 18	$ (17)
Effect on postretirement benefit obligation	304	(270)

Actuarial and other assumptions for pension and postretirement plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of the risks associated with estimates and assumptions, see Note 1C. Significant Accounting Policies: Estimates and Assumptions.

C.	Obligations and Funded Status

An analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans follow:

	YEAR ENDED DECEMBER 31,
	PENSION PLANS
	U.S. QUALIFIED(a)		U.S. SUPPLEMENTAL (NON-QUALIFIED)(b)		INTERNATIONAL(c)		POSTRETIREMENT PLANS(d)
(MILLIONS OF DOLLARS)	2011	2010	2011	2010	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$13,035	$12,578	$ 1,401	$ 1,368	$ 9,132	$ 9,049	$ 3,582	$ 3,733
Service cost	351	347	36	28	251	230	68	79
Interest cost	734	740	72	77	453	427	195	211
Employee contributions	—	—	—	—	16	18	45	22
Plan amendments	(73)	(46)	(9)	(6)	4	(3)	(28)	(495)
Changes in actuarial assumptions and other	1,808	980	111	180	(536)	361	300	281
Foreign exchange impact	—	—	—	—	311	(504)	—	4
Acquisitions	56	1	—	(1)	2	10	14	—
Curtailments	(97)	(233)	(10)	(29)	(121)	(33)	17	1
Settlements	(476)	(905)	(128)	(235)	(64)	(53)	—	—
Special termination benefits	23	73	26	180	4	6	3	19
Benefits paid	(526)	(500)	(68)	(161)	(398)	(376)	(296)	(273)
Benefit obligation at end of year(e)	14,835	13,035	1,431	1,401	9,054	9,132	3,900	3,582
Change in plan assets:
Fair value of plan assets at beginning of year	10,596	9,977	—	—	6,699	6,516	414	370
Actual gain on plan assets	398	1,123	—	—	171	454	9	46
Company contributions	1,969	901	196	396	491	455	250	249
Employee contributions	—	—	—	—	16	18	45	22
Foreign exchange impact	—	—	—	—	203	(315)	—	—
Acquisitions	44	—	—	—	—	—	—	—
Settlements	(476)	(905)	(128)	(235)	(64)	(53)	—	—
Benefits paid	(526)	(500)	(68)	(161)	(398)	(376)	(296)	(273)
Fair value of plan assets at end of year(f)	12,005	10,596	—	—	7,118	6,699	422	414
Funded status—Plan assets less than the benefit obligation at end of year	$(2,830)	$(2,439)	$(1,431)	$(1,401)	$(1,936)	$(2,433)	$(3,478)	$(3,168)

(a)

The unfavorable change in our U.S. qualified plans’ projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.

(b)

The U.S. supplemental (non-qualified) pension plans are not generally funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, are paid from cash generated from operations.

(c)

The favorable change in our international plans’ projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.

(d)	The unfavorable change in our postretirement plans’ accumulated benefit obligations (ABO) funded status was largely driven by changes in actuarial assumptions.
(e)

For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation. The ABO for all of our U.S. qualified pension plans was $13.8 billion in 2011 and $12.0 billion in 2010. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.2 billion in both 2011 and 2010. The ABO for our international pension plans was $8.3 billion in 2011 and $8.1 billion in 2010.

(f)

The U.S. qualified pension plans loan securities to other companies. Such securities may be onward loaned, sold or pledged by the other companies, but they may be required to be returned in a short period of time. We also require cash collateral from these companies and a maintenance margin of 103% of the fair value of the collateral relative to the fair value of the loaned securities. As of December 31, 2011, the fair value of collateral received was $2 million and, as of December 31, 2010, the fair value of collateral received was $581 million. The securities loaned continue to be included in the table above in Fair value of plan assets, and the securities-lending program for the pension plans will be discontinued in 2012.

The funded status is recognized in our consolidated balance sheets as follows:

	AS OF DECEMBER 31,
	PENSION PLANS
	U.S. QUALIFIED		U.S. SUPPLEMENTAL (NON-QUALIFIED)		INTERNATIONAL		POSTRETIREMENT PLANS
(MILLIONS OF DOLLARS)	2011	2010	2011	2010	2011	2010	2011	2010
Noncurrent assets(a)	$ —	$ —	$ —	$ —	$ 329	$ 118	$ —	$ —
Current liabilities(b)	—	—	(130)	(156)	(41)	(41)	(134)	(133)
Noncurrent liabilities(c)	(2,830)	(2,439)	(1,301)	(1,245)	(2,224)	(2,510)	(3,344)	(3,035)
Funded status	$ (2,830)	$(2,439)	$(1,431)	$(1,401)	$(1,936)	$(2,433)	$ (3,478)	$(3,168)

(a)	Included primarily in Taxes and other noncurrent assets.
(b)	Included in Other current liabilities.
(c)	Included in Pension benefit obligations and Postretirement benefit obligations, as appropriate.

The components of amounts recognized in Accumulated other comprehensive income/(loss) follow:

	AS OF DECEMBER 31,
	PENSION PLANS
	U.S. QUALIFIED		U.S. SUPPLEMENTAL (NON-QUALIFIED)		INTERNATIONAL		POSTRETIREMENT PLANS
(MILLIONS OF DOLLARS)	2011	2010	2011	2010	2011	2010	2011	2010
Actuarial losses(a)	$ (4,638)	$(2,699)	$ (566)	$ (525)	$ (2,020)	$(2,388)	$ (759)	$ (451)
Prior service (costs)/credits and other	123	63	26	21	(21)	(18)	468	581
Total	$ (4,515)	$(2,636)	$ (540)	$ (504)	$ (2,041)	$(2,406)	$ (291)	$ 130

(a)

The actuarial losses primarily represent the cumulative difference between the actuarial assumptions and actual return on plan assets, changes in discount rates and changes in other assumptions used in measuring the benefit obligations. These actuarial losses are recognized in Accumulated other comprehensive income/(loss) and are amortized into net periodic benefit costs over an average period of 9.9 years for our U.S. qualified plans, an average period of 9.7 years for our U.S. supplemental (non-qualified) plans, an average period of 14 years for our international plans and an average period of 11.1 years for our postretirement plans.

Information related to the funded status of selected benefit plans follows:

	AS OF DECEMBER 31,
	PENSION PLANS
	U.S. SUPPLEMENTAL
	U.S. QUALIFIED		(NON-QUALIFIED)		INTERNATIONAL
(MILLIONS OF DOLLARS)	2011	2010	2011	2010	2011	2010
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 12,005	$10,596	$ —	$ —	$ 2,529	$ 2,228
Accumulated benefit obligation	13,799	11,953	1,225	1,177	4,446	4,069
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,005	10,596	—	—	2,686	5,731
Projected benefit obligation	14,835	13,035	1,431	1,401	4,951	8,283

All of our U.S. plans were underfunded as of December 31, 2011.

D.	Plan Assets

The components of plan assets follow:

		FAIR VALUE(a)				FAIR VALUE(a)
(MILLIONS OF DOLLARS)	AS OF DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	AS OF DECEMBER 31, 2010	LEVEL 1	LEVEL 2	LEVEL 3
U.S. qualified pension plans:
Cash and cash equivalents	$ 2,111	$ —	$2,111	$ —	$ 1,196	$ —	$ 1,196	$ —
Equity securities:
Global equity securities	2,522	2,509	12	1	2,766	2,765	—	1
Equity commingled funds	1,794	—	1,794	—	1,708	—	1,708	––
Debt securities:
Fixed income commingled funds	870	—	870	—	817	—	817	—
Government bonds	808	—	805	3	660	—	660	—
Corporate debt securities	1,971	—	1,966	5	2,085	—	2,083	2
Other investments:
Private equity funds	920	—	—	920	899	—	—	899
Insurance contracts	353		353	—	—	—	—	—
Other	656	—	—	656	465	—	—	465
Total	12,005	2,509	7,911	1,585	10,596	2,765	6,464	1,367
International pension plans:
Cash and cash equivalents	311	—	311	—	518	—	518	—
Equity securities:
Global equity securities	1,513	1,432	81	—	1,458	1,166	292	—
Equity commingled funds	2,047	—	2,047	—	1,881	––	1,881	—
Debt securities:
Fixed income commingled funds	786	—	786	—	804	—	804	—
Government bonds	1,015	—	1,015	—	932	—	932	—
Corporate debt securities	542	—	542	—	376	—	376	—
Other investments:
Private equity funds	55	—	4	51	21	—	4	17
Insurance contracts	433	—	67	366	435	—	69	366
Other	416	—	67	349	274	—	59	215
Total	7,118	1,432	4,920	766	6,699	1,166	4,935	598
U.S. postretirement plans(b):
Cash and cash equivalents	19	—	19	—	12	—	12	—
Equity securities:
Global equity securities	24	24	––	—	29	29	—	—
Equity commingled funds	17	—	17	—	18	—	18	—
Debt securities:
Fixed income commingled funds	8	—	8	—	9	—	9	—
Government bonds	8	—	8	—	7	—	7	—
Corporate debt securities	19	—	19	—	21	—	21	—
Other investments
Insurance contracts	312	—	312	—	306	—	306	—
Others	15	—	15	—	12	—	12	—
Total	$ 422	$ 24	$ 398	$ —	$ 414	$ 29	$ 385	$ —

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value).
(b)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

An analysis of changes in our more significant investments valued using significant unobservable inputs follows:

		ACTUAL RETURN ON PLAN ASSETS
(MILLIONS OF DOLLARS)	FAIR VALUE BEGINNING OF YEAR	ASSETS HELD, END OF YEAR	ASSETS SOLD DURING THE PERIOD	PURCHASES, SALES AND SETTLEMENTS, NET	TRANSFER INTO/(OUT OF) LEVEL 3	EXCHANGE RATE CHANGES	FAIR VALUE, END OF YEAR
2011
U.S. qualified pension plans:
Private equity funds	$ 899	$ (246)	$ 55	$ 212	$ —	$ —	$ 920
Other	465	24	(6)	173	—	—	656
International pension plans:
Insurance contracts	366	8	—	(12)	(15)	19	366
Other	215	(4)	—	120	12	6	349
2010
U.S. qualified pension plans:
Private equity funds	843	45	42	(31)	—	—	899
Other	454	21	—	(10)	—	—	465
International pension plans:
Insurance contracts	346	12	—	(10)	52	(34)	366
Other	127	(3)	—	37	58	(4)	215

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. Significant Accounting Policies: Fair Value. For a description of the risks associated with estimates and assumptions, see Note 1C. Significant Accounting Policies: Estimates and Assumptions.

Specifically, the following methods and assumptions were used to estimate the fair value of our pension and postretirement plans’ assets:

•	Cash and cash equivalents, Equity commingled funds, Fixed-income commingled funds––observable prices.

•	Global equity securities—quoted market prices.

•	Government bonds, Corporate debt securities—observable market prices.

•	Other investments—principally unobservable inputs that are significant to the estimation of fair value. These unobservable inputs could include, for example, the investment managers’ assumptions about earnings multiples and future cash flows.

We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness.

The long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans follow:

	AS OF DECEMBER 31,
	TARGET ALLOCATION PERCENTAGE	PERCENTAGE OF PLAN ASSETS
(PERCENTAGES)	2011	2011	2010
U.S. qualified pension plans:
Cash and cash equivalents	0-5	17.6	11.3
Equity securities	25-50	36.0	42.2
Debt securities	30-55	30.4	33.6
Real estate and other investments	10-15	16.0	12.9
Total	100	100.0	100.0
International pension plans:
Cash and cash equivalents	0-5	4.4	7.7
Equity securities	25-50	50.0	49.8
Debt securities	30-55	32.9	31.6
Real estate and other investments	10-15	12.7	10.9
Total	100	100.0	100.0
U.S. postretirement plans:
Cash and cash equivalents	0-5	4.6	2.9
Equity securities	5-20	9.7	11.3
Debt securities	5-20	8.1	8.9
Real estate, insurance contracts and other investments	65-80	77.6	76.9
Total	100	100.0	100.0

We utilize long-term asset allocation ranges in the management of our plans’ invested assets. Our long-term return expectations are developed based on a diversified, global investment strategy that takes into account historical experience, as well as the impact of portfolio diversification, active portfolio management, and our view of current and future economic and financial market conditions. As market conditions and other factors change, we may adjust our targets accordingly and our asset allocations may vary from the target allocations.

Our long-term asset allocation ranges reflect our asset class return expectations and tolerance for investment risk within the context of the respective plans’ long-term benefit obligations. These ranges are supported by analysis that incorporates historical and expected returns by asset class, as well as volatilities and correlations across asset classes and our liability profile. This analysis, referred to as an asset-liability analysis, also provides an estimate of expected returns on plan assets, as well as a forecast of potential future asset and liability balances.

The plans’ assets are managed with the objectives of minimizing pension expense and cash contributions over the long term. Asset liability studies are performed periodically in order to support asset allocations.

The investment managers of each separately managed account are permitted to use derivative securities as described in their investment management agreements.

Investment performance is reviewed on a monthly basis in total, as well as by asset class and individual manager, relative to one or more benchmarks. Investment performance and detailed statistical analysis of both investment performance and portfolio holdings are conducted, a large portion of which is presented to senior management on a quarterly basis. Periodic formal meetings are held with each investment manager to review the investments.

E.	Cash Flows

It is our practice to fund amounts for our qualified pension plans that are at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws.

The expected future cash flow information related to our benefit plans follows:

	PENSION PLANS
(MILLIONS OF DOLLARS)	U.S. QUALIFIED	U.S. SUPPLEMENTAL (NON-QUALIFIED)	INTERNATIONAL	POST RETIREMENT PLANS
Expected employer contributions:
2012	$ 19	$ 130	$ 431	$ 394
Expected benefit payments:
2012	$ 874	$ 130	$ 394	$ 295
2013	806	173	403	308
2014	825	174	416	317
2015	819	165	436	326
2016	839	141	455	331
2017–2021	4,891	706	2,496	1,780

The table reflects the total U.S. and international plan benefits projected to be paid from the plans or from our general assets under the current actuarial assumptions used for the calculation of the benefit obligation and, therefore, actual benefit payments may differ from projected benefit payments.

F. Defined Contribution Plans

We have savings and investment plans in several countries, including the U.S., U.K., Japan, Spain and the Netherlands. For the U.S. plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match, largely in company stock or company stock units, a portion of the employee contributions. In the U.S., the matching contributions in company stock are sourced through open market purchases. Employees are permitted to subsequently diversify all or any portion of their company matching contribution. The contribution match for certain legacy Pfizer U.S. participants is held in an employee stock ownership plan. We recorded charges related to our plans of $288 million in 2011, $259 million in 2010 and $191 million in 2009.